Financial structure and financial costs - Non-current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Non-current financial debt	$ 47,773	$ 40,129	$ 41,340
Non-current financial assets	(912)	(680)	(679)
Non-current net financial debt and related financial instruments	46,861	39,449	40,661
Variable rate bonds after fair value hedge
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	19,340	20,570	20,620
Fixed rate bonds after cash flow hedge
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	20,499	15,672	16,469
Other floating rate debt
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	690	732	1,762
Other fixed rate debt
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	425	848	746
Lease obligations
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	6,263	1,665	1,117
Non-current financial asset
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	(333)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	(23)	(38)	(53)
Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	1,694	1,880	1,082
Non-current financial assets	(512)	(613)	(606)
Secured
Financial structure, financial costs and financial instruments
Non-current financial debt	6,438	1,870	1,310
Non-current financial assets	(164)
Non-current net financial debt and related financial instruments	6,274	1,870	1,310
Secured | Other floating rate debt
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	72	111	70
Secured | Other fixed rate debt
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	103	94	123
Secured | Lease obligations
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	6,263	1,665	1,117
Secured | Non-current financial asset
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	(164)
Unsecured
Financial structure, financial costs and financial instruments
Non-current financial debt	41,335	38,259	40,030
Non-current financial assets	(748)	(680)	(679)
Non-current net financial debt and related financial instruments	40,587	37,579	39,351
Unsecured | Variable rate bonds after fair value hedge
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	19,340	20,570	20,620
Unsecured | Fixed rate bonds after cash flow hedge
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	20,499	15,672	16,469
Unsecured | Other floating rate debt
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	618	621	1,692
Unsecured | Other fixed rate debt
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	322	754	623
Unsecured | Non-current financial asset
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	(169)
Unsecured | Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Non-current net financial debt and related financial instruments	(23)	(38)	(53)
Unsecured | Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	1,694	1,880	1,082
Non-current financial assets	$ (512)	$ (613)	$ (606)